CLAIMS AND ADVANCES	12 Months Ended
Mar. 31, 2025
Claims And Advances
CLAIMS AND ADVANCES

NOTE 7 – CLAIMS AND ADVANCES

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Refundable taxes (1)	-	-

Total	-	-

(1)	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.